Property and Equipment (Lazy Days' R.V. Center, Inc.)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property and Equipment

NOTE 5 – PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	Successor	Predecessor
	As of	As of
	June 30, 2018	December 31, 2017
	(Unaudited)
Land	$13,775	$10,366
Building and improvements including leasehold improvements	51,331	41,890
Furniture and equipment	3,677	14,753
Company vehicles and rental units	4,725	3,612
Construction in progress	610	396
	74,118	71,017

Less: Accumulated depreciation and amortization	(2,166)	(25,348)
	$71,952	$45,669

Depreciation and amortization expense is set forth in the table below (unaudited):

	Three months		Six Months
	Successor	Predecessor	Successor	Predecessor
	April 1, 2018 to June 30, 2018	April 1, 2017 to June 30, 2017	March 15, 2018 to June 30, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to June 30, 2017

Depreciation and amortization	$1,897	$1,349	$2,166	$1,058	$2,696

Lazydays' RV Center Inc [Member]
Property and Equipment

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	As of December 31
	2017	2016
Land	$10,366	$10,366
Building and improvements including leasehold improvements	41,890	41,213
Furniture and equipment	14,753	13,565
Company vehicles and rental units	3,612	3,980
Construction in progress	396	268
	71,017	69,392

Less: Accumulated depreciation and amortization	(25,348)	(20,944)

	$45,669	$48,448

For the years ended December 31, 2017 and 2016, depreciation and amortization expense amounted to $5,286 and $4,510 respectively.